EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
EQUIPMENT

NOTE 6. EQUIPMENT

COST	Computer and Office Equipment	Total
Balance - December 31, 2021	2,280	2,280
Foreign currency translation differences	5	5
Balance - March 31, 2022	2,285	2,285

Accumulated Depreciation	Computer and Office Equipment	Total
Balance - December 31, 2021	149	149
Amortization	149	149
Balance - March 31, 2022	298	298

Net Book Value	Computer and Office Equipment	Total
Balance - December 31, 2021	2,131	2,131
Balance - March 31, 2022	1,987	1,987

NOTE 8. EQUIPMENT

COST	Computer and Office Equipment	Equipment	Total
Balance - December 31, 2020	5,308	48,886	54,194
Addition	2,281	-	2,281
Write off	(5,453)	(50,221)	(55,674)
Foreign currency translation differences	144	1,335	1,479
Balance - December 31, 2021	2,280	-	2,280

Accumulated Depreciation	Computer and Office Equipment	Equipment	Total
Balance - December 31, 2020	1,791	32,276	34,067
Amortization	785	9,105	9,890
Write off	(2,451)	(41,762)	(44,213)
Foreign currency translation differences	24	381	405
Balance - December 31, 2021	149	-	149

Net Book Value	Computer and Office Equipment	Equipment	Total
Balance - December 31, 2020	3,516	16,610	20,126
Balance - December 31, 2021	2,131	-	2,131

In connection with the acquisition of SmartenCo (Note 6), the Company acquired the equipment with a carrying value of $35,692 in 2020. During the year ended December 31, 2021, the Company recorded $9,890 (2020: $16,209) in depreciation.

During the year ended December 31, 2021, the company disposed of all acquired equipment of SmartenCo to one of the lenders for $31,471 (CNY 200,000) and reduce the outstanding loan payable (see note 10). The gain on loan settlement of $16,832 was recognized to profit and loss.